Risk Management and Report - Schedules for Calculation of C46 Regulatory Information (Details)	12 Months Ended
Dec. 31, 2024
Maximum [Member]
Schedules for Calculation of C46 Regulatory Information [Line Items]
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 30 days	0.28
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 90 days	0.19
Adjusted C46 FCCY as part of Basic Capital, 1 – 30 days	0.17
Minimum [Member]
Schedules for Calculation of C46 Regulatory Information [Line Items]
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 30 days	(0.12)
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 90 days	(0.15)
Adjusted C46 FCCY as part of Basic Capital, 1 – 30 days	0.05
Average [Member]
Schedules for Calculation of C46 Regulatory Information [Line Items]
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 30 days	0.09
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 90 days	0.04
Adjusted C46 FCCY as part of Basic Capital, 1 – 30 days	0.11
Regulatory Limit [Member]
Schedules for Calculation of C46 Regulatory Information [Line Items]
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 30 days
Adjusted C46 CCY and FCCY as part of Basic Capital, 1 – 90 days
Adjusted C46 FCCY as part of Basic Capital, 1 – 30 days	1